Portfolio of investments—January 31, 2026 (unaudited)
Portfolio of investments

	Shares	Value
Investment companies: 95.81%
Affiliated master portfolios: 27.80%
Allspring Core Bond Portfolio		$8,768,608
Allspring Disciplined International Developed Markets Portfolio		2,063,661
Allspring Disciplined Large Cap Portfolio		1,364,907
Allspring Real Return Portfolio		11,670,145
		23,867,321
Alternative investment funds: 3.69%
Allspring Alternative Risk Premia Fund Class R6♠	371,084	3,172,764
Bond funds: 6.46%
Allspring High Yield Bond Fund Institutional Class♠	1,818,397	5,546,109
Exchange-traded funds: 49.98%
Allspring Broad Market Core Bond ETF♠	388,961	9,772,645
Allspring Core Plus ETF♠	353,710	8,833,907
Allspring Income Plus ETF♠	349,513	8,837,436
iShares Core MSCI EAFE ETF	6,614	622,049
iShares Core U.S. Aggregate Bond ETF	118,393	11,854,692
iShares MSCI Brazil ETF	30,157	1,117,016
iShares MSCI Global Gold Miners ETF	5,224	421,890
iShares MSCI South Korea ETF	11,820	1,446,886
		42,906,521
Multi-asset funds: 4.78%
Allspring Diversified Income Builder Fund Class R6♠	632,783	4,106,759
Stock funds: 3.10%
Allspring Disciplined Small Cap Fund Class R6♠	40,311	636,100
Allspring Emerging Markets Equity Fund Class R6♠	29,422	1,099,790
Allspring Premier Large Company Growth Fund Class R6♠†	76,983	925,330
		2,661,220
Total investment companies (Cost $79,836,277)		82,260,694

		Yield
Short-term investments: 2.03%
Investment companies: 2.03%
Allspring Government Money Market Fund Select Class♠∞		3.63%	1,743,637	1,743,637
Total short-term investments (Cost $1,743,637)				1,743,637
Total investments in securities (Cost $81,579,914)	97.84%			84,004,331
Other assets and liabilities, net	2.16			1,850,493
Total net assets	100.00%			$85,854,824

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
∞	The rate represents the 7-day annualized yield at period end.
See accompanying notes to portfolio of investments
Spectrum Income Allocation Fund | 1

Portfolio of investments—January 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Alternative Risk Premia Fund Class R6	$2,794,586	$257,684	$(75,439)	$(3,210)	$199,143	$3,172,764
Allspring Broad Market Core Bond ETF	10,251,438	130,444	(672,381)	8,901	54,243	9,772,645
Allspring Core Plus ETF	8,868,856	108,102	(200,621)	378	57,192	8,833,907
Allspring Disciplined Small Cap Fund Class R6	265,703	650,537	(467,003)	61,646	125,217	636,100
Allspring Diversified Income Builder Fund Class R6	3,735,585	187,937	(207,955)	3,319	387,873	4,106,759
Allspring Emerging Markets Equity Fund Class R6	268,985	639,545	(33,258)	12,473	212,045	1,099,790
Allspring High Yield Bond Fund Institutional Class	5,696,420	376,937	(657,612)	(2,002)	132,366	5,546,109
Allspring Income Plus ETF	8,858,705	105,015	(275,387)	(458)	149,561	8,837,436
Allspring Premier Large Company Growth Fund Class R6†	267,494	807,450	(46,756)	4,138	(106,996)	925,330
Short-term investments
Allspring Government Money Market Fund Select Class	200,000	17,985,604	(16,441,967)	0	0	1,743,637
Affiliated securities no longer held at end of period
Allspring Emerging Growth Fund Class R6†	176,771	4,266	(199,667)	12,031	6,599	0
Allspring Large Cap Growth Fund Class R6†	268,059	617,330	(1,011,065)	199,780	(74,104)	0
Allspring Special Large Cap Value Fund Class R6	356,326	3,307	(386,776)	95,170	(68,027)	0
Allspring Special Large Value ETF	0	898,465	(928,637)	30,172	0	0
				$422,338	$1,075,112	$44,674,477

	Shares, end of period	Dividends from affiliated Underlying Funds	capital gain distributions from affiliated Underlying Funds
Investment companies
Allspring Alternative Risk Premia Fund Class R6	371,084	$205,043	$0
Allspring Broad Market Core Bond ETF	388,961	356,392	31,342
Allspring Core Plus ETF	353,710	316,022	52,947
Allspring Disciplined Small Cap Fund Class R6	40,311	1,953	22,861
Allspring Diversified Income Builder Fund Class R6	632,783	170,967	0
Allspring Emerging Markets Equity Fund Class R6	29,422	21,462	0
Allspring High Yield Bond Fund Institutional Class	1,818,397	284,715	0
Allspring Income Plus ETF	349,513	343,037	31,341
Allspring Premier Large Company Growth Fund Class R6†	76,983	0	187,796
Short-term investments
Allspring Government Money Market Fund Select Class	1,743,637	174,723	0
Affiliated securities no longer held at end of period
Allspring Emerging Growth Fund Class R6†	0	0	0
Allspring Large Cap Growth Fund Class R6†	0	0	0
Allspring Special Large Cap Value Fund Class R6	0	0	0
Allspring Special Large Value ETF	0	0	0
		$1,874,314	$326,287

†	Non-income-earning security
See accompanying notes to portfolio of investments
2 | Spectrum Income Allocation Fund

Portfolio of investments—January 31, 2026 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring Core Bond Portfolio	0.36%	0.19%	$4,128	$86,679	$374,588	$0	$9,002	$8,768,608
Allspring Disciplined International Developed Markets Portfolio	0.42	0.73	108,493	228,750	87	28,178	939	2,063,661
Allspring Disciplined Large Cap Portfolio	1.14	0.41	152,498	582,999	286	25,261	1,519	1,364,907
Allspring Real Return Portfolio	3.60	3.00	149,600	1,257,801	114,558	36,919	84,528	11,670,145
Allspring Small Company Value Portfolio	0.03	0.00	(1,199)	13,730	0	488	11	0
			$413,520	$2,169,959	$489,519	$90,846	$95,999	$23,867,321
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Volatility Index	105	2-18-2026	$2,045,534	$1,999,704	$0	$(45,830)
OMX Stockholm 30 Index	51	2-20-2026	1,728,440	1,733,113	4,673	0
Australian Dollar Futures	39	3-16-2026	2,595,903	2,719,080	123,177	0
10-Year U.S. Treasury Notes	10	3-20-2026	1,128,308	1,118,281	0	(10,027)
E-Mini NASDAQ 100 Index	5	3-20-2026	2,546,218	2,567,000	20,782	0
E-Mini S&P 500 Index	7	3-20-2026	2,411,060	2,438,013	26,953	0
Euro STOXX 50 Index	37	3-20-2026	2,643,017	2,609,986	0	(33,031)
MSCI Emerging Markets Index	35	3-20-2026	2,461,501	2,661,400	199,899	0
2-Year U.S. Treasury Notes	108	3-31-2026	22,531,964	22,517,156	0	(14,808)
5-Year U.S. Treasury Notes	159	3-31-2026	17,350,265	17,319,820	0	(30,445)
Short
British Pound Futures	(51)	3-16-2026	(4,271,701)	(4,365,919)	0	(94,218)
Euro Futures	(23)	3-16-2026	(3,368,729)	(3,419,238)	0	(50,509)
Ultra 10-Year U.S. Treasury Notes	(45)	3-20-2026	(5,156,636)	(5,137,031)	19,605	0
Ultra U.S. Treasury Bond	(41)	3-20-2026	(4,873,037)	(4,814,937)	58,100	0
					$453,189	$(278,868)
See accompanying notes to portfolio of investments
Spectrum Income Allocation Fund | 3

Notes to portfolio of investments—January 31, 2026 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds (collectively, the “Underlying Funds”) to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
4 | Spectrum Income Allocation Fund

Notes to portfolio of investments—January 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$58,393,373	$0	$0	$58,393,373
Short-term investments
Investment companies	1,743,637	0	0	1,743,637
Investments measured at net asset value*				23,867,321
	60,137,010	0	0	84,004,331
Futures contracts	453,189	0	0	453,189
Total assets	$60,590,199	$0	$0	$84,457,520
Liabilities
Futures contracts	$278,868	$0	$0	$278,868
Total liabilities	$278,868	$0	$0	$278,868

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The aggregated affiliated Master Portfolios valued at $23,867,321 do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
As of January 31, 2026, $1,874,887 was segregated as cash collateral for these open futures contracts.
At January 31, 2026, the Funds did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
Spectrum Income Allocation Fund | 5